Note 16 - Segmented Information - Non-current Assets, Liabilities and Operating Loss by Geographical Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Non-current assets	$ 138,131	$ 187,878
Liabilities	12,238	24,451
Operating loss	(13,662)	108,693
Canada [member]
Statement Line Items [Line Items]
Non-current assets	85,814	137,820
Liabilities	10,759	23,749
Operating loss	(9,668)	111,548
Colombia [member]
Statement Line Items [Line Items]
Non-current assets	29,411	28,057
Liabilities	12	118
Operating loss	(2,139)	(1,061)
Brazil [member]
Statement Line Items [Line Items]
Non-current assets	14,762	12,965
Liabilities	89	73
Operating loss	(848)	(679)
United States [member]
Statement Line Items [Line Items]
Non-current assets	1,088	2,312
Liabilities	1,378	511
Operating loss	(858)	(932)
Peru [member]
Statement Line Items [Line Items]
Non-current assets	7,056	6,724
Liabilities	0	0
Operating loss	$ (149)	$ (183)